UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 156.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 156.5% (100.0% of Total Investments)
	Consumer Staples – 0.5% (0.3% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 1,133,000
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 23.0% (14.7% of Total Investments)
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	211,190
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,095	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	1,259,491
	Mellon University, Series 2012A, 5.000%, 3/01/24
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,218,278
	Morris University, Series 2006A, 4.750%, 2/15/26
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,876,332
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	919,783
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	784,802
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	245,013
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	791,300
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	768,822
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	744,323
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	715,138
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	682,595
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	2,065,829
	Series 2012, 5.000%, 5/01/32
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB	1,410,101
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB	916,326
	University, Series 2010, 5.625%, 4/01/40
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	355,391
	RAAI Insured
620	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	623,081
	Series 2013A, 6.500%, 9/01/38
2,175	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	No Opt. Call	AA	2,551,710
	Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	AA	4,857,048
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,900	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A–	1,939,615
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,461,103
	2006, 4.750%, 5/01/31
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	2,725,923
	2007A, 5.000%, 5/01/37 – NPFG Insured
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	787,493
	2011A, 5.250%, 5/01/41
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	4,221,009
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A+	1,036,810
	University, Series 2010, 5.000%, 3/01/40
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	307,242
	University, Series 2012, 5.000%, 3/01/42
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	2,084,840
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
285	4.000%, 11/01/39	11/22 at 100.00	A3	258,256
910	5.000%, 11/01/42	11/22 at 100.00	A3	932,286
615	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	631,863
	Series 2013A, 5.500%, 7/15/38
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	834,345
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	AA	6,866,275
600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	634,482
	School Project, Series 2010, 6.000%, 8/01/35
1,800	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	1,802,106
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
3,650	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	3,955,432
	County Area Community College, Series 2011, 5.500%, 3/01/31
600	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	617,082
	2010, 5.000%, 11/01/40
51,995	Total Education and Civic Organizations			54,092,715
	Health Care – 28.9% (18.5% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba3	1,019,452
1,555	5.125%, 4/01/35	4/15 at 100.00	Ba3	1,264,837
3,360	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,	5/21 at 100.00	AA–	3,602,827
	Inc., Series 2012, 5.000%, 5/15/26
1,400	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	1,330,714
	Center Project, Series 2012A, 4.500%, 11/01/41
890	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	929,819
	5.375%, 12/01/41
2,460	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A–	2,833,920
	Center Project, Series 2011, 7.000%, 11/15/46
1,595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,631,573
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,400	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	1,411,298
	System Project, Series 2012A, 5.000%, 6/01/42
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	7/23 at 100.00	BBB	510,905
	5.000%, 7/01/28
1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	1,353,586
	Center Project, Series 2010A, 7.000%, 7/01/27
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	284,472
	2007, 5.000%, 11/01/37 – CIFG Insured
3,335	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	3,417,475
	Hospital Project, Series 2010, 5.375%, 7/01/42
515	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional	6/23 at 100.00	Baa3	526,763
	Medical Center, Series 2014A, 6.000%, 6/01/39
1,190	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	1,263,494
	General Hospital Project, Tender Option Bond 4234, 13.949%, 1/01/36 (IF)
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	2,025,305
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan
	Hospital Project, Series 2002:
250	5.800%, 11/15/22	5/14 at 100.00	B+	249,980
2,800	5.900%, 11/15/28	5/14 at 100.00	B+	2,628,948
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	3,342,287
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,620	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	1,378,377
	Health Network, Series 2012B, 4.000%, 7/01/43
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	5,732,940
	Series 2007, 5.000%, 11/01/30 – AGC Insured
1,700	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	1,544,756
	Series 2012, 4.000%, 11/01/32
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health
	System Project, Series 2009A:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,128,040
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,031,810
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical
	Center, Series 2012A:
290	4.000%, 1/01/25	1/22 at 100.00	A	290,383
1,240	5.000%, 1/01/41	1/22 at 100.00	A	1,227,278
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical	1/17 at 100.00	A	717,917
	Center, Series 2007, 5.125%, 1/01/37
1,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	1,649,376
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
215	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	229,807
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint	8/18 at 100.00	A3	1,018,030
	Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35
2,190	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	2,393,276
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
1,860	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh	7/23 at 100.00	Aa3	1,912,694
	Medical Center Health System, Series 2013A, 5.000%, 7/01/43
1,240	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	1,277,770
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
1,795	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,828,297
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	1,286,125
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975,
	13.939%, 7/01/19 (IF)
1,800	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BB+	1,539,360
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
640	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health	11/20 at 100.00	Aa2	654,554
	East, Series 2010A, 5.000%, 11/15/40
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	BBB+	1,679,165
	Memorial Hospital, Series 2010, 5.500%, 7/01/29
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	528,266
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	371,325
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
1,635	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,869,802
1,365	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,553,206
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
125	6.250%, 1/01/31	1/21 at 100.00	BBB+	135,708
1,875	6.500%, 1/01/36	1/21 at 100.00	BBB+	2,043,375
1,280	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	1,330,867
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32
66,348	Total Health Care			67,980,159
	Housing/Multifamily – 4.5% (2.9% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	199,440
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student
	Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,054,390
400	5.000%, 7/01/32	7/22 at 100.00	BBB+	406,160
140	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	128,705
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB	4,842,500
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB	3,246,177
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	754,856
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
10,840	Total Housing/Multifamily			10,632,228
	Housing/Single Family – 3.9% (2.5% of Total Investments)
1,215	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B,	No Opt. Call	AA+	1,285,628
	3.950%, 4/01/16
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,367,452
	4.600%, 10/01/27 (Alternative Minimum Tax)
1,125	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,135,564
	4.850%, 10/01/31 (Alternative Minimum Tax)
275	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	283,627
	5.000%, 10/01/25
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
1,875	3.300%, 10/01/32	No Opt. Call	AA+	1,608,806
815	3.650%, 10/01/37	No Opt. Call	AA+	712,449
1,105	3.700%, 10/01/42	No Opt. Call	AA+	950,134
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds
	Trust 3950:
1,000	12.772%, 4/01/27 (IF)	4/21 at 100.00	AA+	1,096,000
300	10.876%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	212,790
525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	10/22 at 100.00	AA+	454,540
	Trust 4296, 14.838%, 4/01/29 (Alternative Minimum Tax) (IF) (4)
9,590	Total Housing/Single Family			9,106,990
	Industrials – 1.6% (1.0% of Total Investments)
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
	Bonds, Amtrak Project, Series 2012A:
1,275	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,402,513
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,998,360
350	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	A–	353,542
	Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)
3,625	Total Industrials			3,754,415
	Long-Term Care – 4.7% (3.0% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,594,215
	Ministries Project, Series 2009, 6.375%, 1/01/39
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	1,330,306
	Ministries, Series 2007, 5.000%, 1/01/36
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	1,041,120
	5.000%, 6/01/21
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,584,410
415	5.000%, 11/01/36	11/16 at 100.00	A	418,042
220	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	201,445
	Retirement Community, Inc., Series 2012, 5.000%, 4/01/33
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village
	Project, Series 2013:
395	5.375%, 5/01/28	5/23 at 100.00	BBB	402,900
675	5.750%, 5/01/35	5/23 at 100.00	BBB	694,433
1,500	Langhorne Manor Borough Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	11/18 at 100.00	A–	1,291,935
	Woods Services Project, Series 2013, 4.000%, 11/15/38
900	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	921,636
	ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/14 at 100.00	Baa1	1,500,795
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
10,985	Total Long-Term Care			10,981,237
	Materials – 1.3% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,309,946
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/14 at 100.00	N/R	1,728,073
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
3,010	Total Materials			3,038,019
	Tax Obligation/General – 38.9% (24.8% of Total Investments)
3,430	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	3,699,427
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
1,260	5.250%, 12/01/32	12/23 at 100.00	AA–	1,344,155
1,000	5.250%, 12/01/33	12/23 at 100.00	AA–	1,061,050
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	3,396,510
	2009, 5.000%, 8/01/29
1,440	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	6/23 at 100.00	Aa3	1,518,667
	2013, 5.250%, 6/01/43
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	327,506
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,499,684
915	4.000%, 7/01/26	7/20 at 100.00	AA	953,375
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	6,740,460
	Series 2002, 5.750%, 7/01/17 (UB)
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	3,325,508
	0.000%, 9/01/30 – AMBAC Insured
4,715	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	4,653,941
	Series 2012, 4.000%, 10/15/32
1,050	Hampton Township School District, Allegheny County, Pennsylvania, General Obligation Bonds,	No Opt. Call	AA–	1,181,460
	Refunding Series 2011A, 4.000%, 11/15/18
2,000	Hempfield School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa2	2,124,320
	2011A, 4.000%, 10/15/15
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	Baa1	1,369,771
	FGIC Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,140,800
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.155%, 3/01/15 (IF)	No Opt. Call	AA	6,085,027
1,675	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	1,753,708
	6/01/34 – FGIC Insured
2,620	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	2,925,754
4,135	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	4,280,180
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AA–	3,239,970
	Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A+	2,901,292
2,965	5.000%, 9/01/26	9/22 at 100.00	A+	3,291,031
1,765	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa2	1,456,813
	Series 2012, 3.000%, 2/15/34
1,130	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,103,456
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aa3	1,162,277
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
585	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	564,051
585	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	535,199
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	No Opt. Call	AA	23,879,730
	District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (4)
88,110	Total Tax Obligation/General			91,515,122
	Tax Obligation/Limited – 8.4% (5.4% of Total Investments)
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	477,595
	Bonds, Series 2012A, 5.000%, 5/01/35
300	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2013B,	No Opt. Call	AA–	314,682
	4.000%, 6/01/15
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,731,740
655	5.125%, 1/01/42	1/22 at 100.00	A	671,244
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue
	Bonds, Series 2012A:
2,000	5.000%, 7/01/15	No Opt. Call	Aaa	2,137,060
4,000	5.000%, 7/01/16	No Opt. Call	Aaa	4,448,760
2,910	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/23 at 100.00	AA	3,063,968
	Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	2,271,631
	5.000%, 12/01/32 – NPFG Insured
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	437,810
	0.000%, 7/01/32 – FGIC Insured
1,880	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,492,720
	2009A, 6.500%, 8/01/44
1,685	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,189,138
	2010A, 5.500%, 8/01/42
2,255	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	1,509,542
	2011A-1, 5.000%, 8/01/43
23,135	Total Tax Obligation/Limited			19,745,890
	Transportation – 14.8% (9.4% of Total Investments)
400	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	415,640
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
2,310	5.000%, 1/01/24	No Opt. Call	BBB	2,453,243
205	5.000%, 1/01/25	No Opt. Call	BBB	213,983
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	5/14 at 100.00	Baa1	2,035,061
	Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)
300	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	336,138
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured
1,910	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA–	1,932,729
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
1,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/19 at 100.00	AA	1,241,928
	Bonds, Series 2010A, 5.000%, 12/01/38
2,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/21 at 100.00	AA	2,658,775
	Bonds, Series 2012A, 5.000%, 12/01/31
3,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	3,088,950
	Revenue, Series 2011B, 5.000%, 12/01/41
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	6,070,548
	0.000%, 12/01/38
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	A+	4,081,326
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	3,136,389
750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	768,038
	2010B-1, 5.000%, 12/01/37
5,605	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	5,578,600
	Insured (Alternative Minimum Tax)
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	3/14 at 100.00	A	736,088
	5.000%, 9/15/33 – FGIC Insured
34,365	Total Transportation			34,747,436
	U.S. Guaranteed – 8.7% (5.6% of Total Investments) (5)
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	N/R (5)	1,417,976
	Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
5,525	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	A1 (5)	5,684,065
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A (5)	1,300,375
	Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)
1,560	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA (5)	1,750,133
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	AA (5)	545,030
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	575,530
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	973,597
465	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA- (5)	559,237
	NPFG Insured (ETM)
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23	7/15 at 100.00	AA- (5)	2,295,125
	(Pre-refunded 7/01/15) – AGM Insured
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	Aa2 (5)	998,928
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
2,260	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (5)	2,504,803
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
1,765	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	Aaa	1,873,353
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
19,205	Total U.S. Guaranteed			20,478,152
	Utilities – 6.4% (4.1% of Total Investments)
5,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	5,480,201
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	A	1,439,195
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	713,608
	5.000%, 9/01/26 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/14 at 100.00	AA–	2,006,360
	2003, 5.375%, 7/01/19 – AGM Insured
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	5,523,379
	AMBAC Insured
15,095	Total Utilities			15,162,743
	Water and Sewer – 10.9% (7.0% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	A1	2,252,817
	12/01/21 – NPFG Insured
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA–	2,274,215
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	2,021,920
	2004, 5.000%, 7/15/22 – AGM Insured
4,420	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,	No Opt. Call	A	1,255,103
	City of Allentown Concession, Series 2013B, 0.000%, 12/01/35
5,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	5,584,755
	Concession, Series 2013A, 5.125%, 12/01/47
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A1	1,735,360
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	504,655
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
3,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	3,605,000
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
2,500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/28 –	7/15 at 100.00	AA–	2,615,525
	AGM Insured
2,620	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,696,242
1,135	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	1,185,995
28,080	Total Water and Sewer			25,731,587
$ 365,383	Total Long-Term Investments (cost $360,810,219)			368,099,693
	Floating Rate Obligations – (11.0)%			(25,810,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.8)% (6)			(112,500,000)
	Other Assets Less Liabilities – 2.3%			5,463,576
	Net Assets Applicable to Common Shares – 100%			$ 235,253,269

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$368,099,693	$ —	$368,099,693

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $335,128,738.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$13,917,859
Depreciation	(6,756,906)
Net unrealized appreciation (depreciation) of investments	$ 7,160,953

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014